Goodwill and Other Intangible Assets - Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets not Subject to Amortization (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated impairment losses	$ 4,160,200